Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD HLS SERIES FUND II INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000790558
Prospectus Date	rr_ProspectusDate	May 01, 2019
Document Creation Date	dei_DocumentCreationDate	Apr. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019